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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Summit Partners, L.P.
                 -------------------------------
   Address:      222 Berkeley St., 18th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Devereux
         -----------------------------------------------
Title:   Power of Attorney for Martin J. Mannion, Member
         -----------------------------------------------
Phone:   (617) 824-1000
         -----------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robin Devereux                Boston, MA       February 7, 2007
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:             9
                                        --------------------

Form 13F Information Table Value Total:      $379,196
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

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                      FORM 13F INFORMATION TABLE

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                SHRS/
                                                      VALUE    PRN AMT    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  (x 1000)   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Aetna, Inc.               Common           00817Y108     108       3    SH           SOLE         N/A             3

Coventry Health Care,
Inc.                      Common           222862104      50       1    SH           SOLE         N/A             1

Global Cash Access
Holdings, Inc.            Common           378967103 271,980  16,758    SH           SOLE         N/A        16,758

Manor Care, Inc.          Common           564055101      70       2    SH           SOLE         N/A             2

National Home Health
Care Corp.                Common           636380107      69       6    SH           SOLE         N/A             6

Physicians Formula
Holdings, Inc.            Common           719427106  71,799   3,842    SH           SOLE         N/A         3,842

Seabright Insurance
Holdings, Inc.            Common           811656107  21,434   1,190    SH           SOLE         N/A         1,190

Tenet Healthcare Corp.    Common           88033G100      63       9    SH           SOLE         N/A             9

Unica Corporation         Common           904583101  13,623   1,052    SH           SOLE         N/A         1,052
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